Income Tax Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Millions	6 Months Ended
Dec. 27, 2024 USD ($)
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	$ 47
Gross increases related to prior year tax positions	17
Gross increases related to current year tax positions	3
Gross decreases related to prior year tax positions	(7)
Unrecognized tax benefit, ending balance	$ 60